     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 1998


                                                              FILE NO. 333-21993
                                                                       811-08059
________________________________________________________________________________
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]


                          PRE-EFFECTIVE AMENDMENT NO.                        [x]


                         POST-EFFECTIVE AMENDMENT NO. 2                      [ ]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]


                                AMENDMENT NO. 2


                            ------------------------

                    COHEN & STEERS SPECIAL EQUITY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                ROBERT H. STEERS
                    COHEN & STEERS SPECIAL EQUITY FUND, INC.
                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017
               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                            ------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

[X] ON MAY 1, 1998 PURSUANT TO PARAGRAPH (b) OF RULE 485


[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS  POST-EFFECTIVE  AMENDMENT  DESIGNATES  A  NEW  EFFECTIVE  DATE  FOR  A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

Title of Securities Being Registered
Cohen & Steers Special Equity Fund, Inc.--Common Stock



________________________________________________________________________________
--------------------------------------------------------------------------------

                    COHEN & STEERS SPECIAL EQUITY FUND, INC.
                 CROSS REFERENCE SHEET PURSUANT TO RULE 404A(a)


  FORM                                                                          PROSPECTUS AND STATEMENT OF
N-1A ITEM                          FORM CAPTION                                ADDITIONAL INFORMATION CAPTION
---------   -----------------------------------------------------------  ------------------------------------------

     1      Cover Page.................................................  Cover Page
     2      Synopsis...................................................  Fee Table
     3      Condensed Financial Information............................  Financial Highlights
     4      General Description of Registrant..........................  Investment Objectives and Policies; Types
                                                                           of Investments; Investment Techniques;
                                                                           Risk Factors; Diversification and
                                                                           Portfolio Turnover
     5      Management of the Fund.....................................  Management of the Fund; Custodian and
                                                                           Transfer and Dividend Disbursing Agent
     6      Capital Stock and Other Securities.........................  Organization and Description of Capital
                                                                           Stock; Dividends and Distribution;
                                                                           Taxation
     7      Purchase of Securities Being Offered.......................  Purchase of Shares
     8      Redemption or Repurchase...................................  Redemption of Shares: Exchange Privilege
     9      Legal Proceedings..........................................  Not Applicable
    10      Cover Page.................................................  Cover Page**
    11      Table of Contents..........................................  Table of Contents**
    12      General Information and History............................  Not Applicable
    13      Investment Objectives and Policies.........................  Additional Information about Investment
                                                                           Restrictions and Policies; Additional
                                                                           Information about Investment Techniques;
                                                                           Portfolio Turnover
    14      Management of the Registrant...............................  Management of the Fund**
    15      Control Persons and Principal Holders of Securities........  Management of the Fund**; Advisor and
                                                                           Investment Advisory Agreement
    16      Investment Advisory and Other..............................  Advisor and Investment Advisory Agreement;
                                                                           Fund Administration; Custodian and
                                                                           Transfer and Dividend Disbursing Agent**
    17      Brokerage Allocation.......................................  Diversification and Portfolio Turnover**;
                                                                           Portfolio Transactions and Brokerage
    18      Capital Stock and Other Securities.........................  Organization and Description of Capital
                                                                           Stock**
    19      Purchase, Redemption, and Pricing of Securities Being
              Offered..................................................  Redemption of Shares**
    20      Tax Status.................................................  Taxation
    21      Underwriters...............................................  Not Applicable
    22      Calculation of Yield Quotations of Money Market Funds......  Performance Information*; Performance
                                                                           Information**
    23      Financial Statements.......................................  Financial Statements


------------

 * Prospectus

** Statement of Additional Information

                                     [Logo]

--------------------------------------------------------------------------------
    Cohen & Steers Special Equity Fund, Inc. is a non-diversified, open-end management investment company that seeks maximum capital appreciation over the long-term through investment primarily in real estate oriented companies. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of a limited number of companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by the investment adviser to have unrecognized intrinsic value. The Fund may also invest up to 35%
  of its total assets in equity or debt securities of companies engaged in any business, in money market instruments, and in options, financial futures, and currency contracts. Investments are selected for long-term capital appreciation;
        current income is incidental to the Fund's investment objective.


  The Fund's investment objective is suitable for investors who are willing to hold their shares through periods of market fluctuations and the accompanying changes in share values. The Fund is not intended for investors seeking short-term price appreciation or for 'market timers.' Cohen & Steers Capital
   Management, Inc. serves as investment adviser to the Fund (the 'Adviser').



  This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1998, containing additional and more detailed information about the
 Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed on the back cover of this prospectus.



Although the Fund is currently closed to new investors, existing shareholders of record are permitted to continue to authorize investment in the Fund and to reinvest dividends or capital gains distributions. Beginning
September 6, 1998, the Fund will periodically re-evaluate whether to re-open the
                             Fund to new investors.


                   ------------------------------------------
--------------------------------------------------------------------------------
     INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
                                   REFERENCE.
--------------------------------------------------------------------------------
                   ------------------------------------------


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES  COMMISSION  NOR  HAS   THE
  SECURITIES  AND EXCHANGE  COMMISSION OR  ANY STATE  SECURITIES COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  MAY 1, 1998

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLE

Shareholder Transaction Expenses

Sales load imposed on purchases.....................................    None
Sales load imposed on reinvested dividends..........................    None
Deferred sales load.................................................    None
Redemption charge (as a percent of redemption proceeds).............    2.0%
                                                                 during the
                                                                first year;
                                                             0% thereafter

Annual Fund Operating Expenses (as a percentage of average net assets)

Management fees.....................................................   0.90%
Other expenses......................................................   0.45%
                                                                      ------
Total fund operating expenses.......................................   1.35%




Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):


1 year................................................................  $ 14
3 years...............................................................  $ 43
5 years...............................................................  $ 74
10 years..............................................................  $162


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. 'Other Expenses' are based on estimated amounts for the Fund's current fiscal year.


The Adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 1.35% of the Fund's average net assets until December 31, 1998. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its total return. After December 31, 1998, the expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund. During the fiscal period ended December 31, 1997, the Adviser made no reimbursements for expenses.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



The following information, which relates to the period from May 8, 1997 (commencement of operations) to December 31, 1997, has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is incorporated by reference in the Statement of Additional Information. Further information concerning investment performance is contained in the Fund's annual report to shareholders, which is available without charge.



                                                                                                PERIOD ENDED
PER SHARE OPERATING PERFORMANCE                                                              DECEMBER 31, 1997*
------------------------------------------------------------------------------------------   ------------------
Net asset value, beginning of period......................................................        $  25.00
                                                                                             ------------------
Income from investment of operations
     Net investment income................................................................            0.31
     Net realized and unrealized gains on investments.....................................            9.92
                                                                                             ------------------
           Total from investment operations...............................................           10.23
                                                                                             ------------------
Less distributions from:
     Net investment income................................................................           (0.27)
     Realized gain on investment..........................................................           (2.59)
     Tax return of capital................................................................           (0.12)
                                                                                             ------------------
           Total distributions............................................................           (2.98)
                                                                                             ------------------
Net asset value, end of period............................................................        $  32.25
                                                                                             ------------------
                                                                                             ------------------
Total investment return...................................................................           41.68%(2)
                                                                                             ------------------
                                                                                             ------------------
Ratios/supplemental data:
     Net assets, end of period (in millions)..............................................        $135.934
                                                                                             ------------------
                                                                                             ------------------
     Ratio of expenses to average net assets..............................................            1.35%(1)
                                                                                             ------------------
                                                                                             ------------------
     Ratio of net investment income to average net assets.................................            1.73%(1)
                                                                                             ------------------
                                                                                             ------------------
     Portfolio turnover rate..............................................................           96.68%(2)
                                                                                             ------------------
                                                                                             ------------------
     Average commission rate..............................................................        $ 0.0588 (3)
                                                                                             ------------------
                                                                                             ------------------



------------



 * For the period May 8, 1997 (commencement of operations) to December 31, 1997.



(1) Annualized.



(2) Not annualized.



(3) Represents average commission rate per share charged to the Fund on purchases and sales of investments subject to such commissions during the period.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The fundamental investment objective of Cohen & Steers Special Equity Fund, Inc. (the 'Fund') is to obtain maximum capital appreciation over the long-term through investment primarily in real estate oriented companies. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of a limited number of companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by the investment adviser to be undervalued. The Fund may also invest up to 35% of its total assets in equity or debt securities of companies engaged in any business, in money market instruments, and in options, financial futures, and currency contracts, as described in more detail below. Investments are selected based upon the potential for long-term capital appreciation; current income is incidental to the Fund's investment objective.

--------------------------------------------------------------------------------
DEFINITION OF COMPANIES IN THE REAL ESTATE INDUSTRY

A company is considered to be in the real estate industry (residential, commercial or industrial) or a related industry if it satisfies one of the following tests:


1. Revenues and Net Profits. At least 50% of the company's gross revenues or net profits are derived from construction, ownership, management, operation, financing, sales, or development of real estate, or from the extraction of timber or minerals from real estate owned or leased by the company either as a lessor or as a lessee under a lease granting the designated development or extraction rights, or from businesses which have a clear relationship to the ownership, management, use, operation, or development of real estate or appurtenances to real estate.

2. Valuation of Assets. At least 50% of the company's intrinsic value, as determined by the investment adviser, is attributable to the value of real estate owned or leased by the company either as lessor or as lessee, to the value of timber or minerals on such real estate, or to the value of the stream of fees or revenues to be derived from the management or operation of real estate or to the rights to extract timber or minerals from real estate.

Under the above definitions, at least 65% of the Fund's assets will be invested in companies such as real estate investment trusts; manufacturers and distributors of construction materials, equipment and building supplies; financial institutions which make or service mortgages on real estate; hotel and hotel management companies; retail chains; railroads; and lumber, paper, forest product, timber, mining and oil companies as well as other similar types of companies which have a clear relationship to real estate or the real estate industry. A company which is engaged in one or more businesses outside the real estate industry will be considered to be in the real estate industry for purposes of evaluating compliance with the Fund's investment objective if it satisfies one of the above tests.

--------------------------------------------------------------------------------
POLICY ON INDUSTRY CONCENTRATION

In keeping with its investment objective, the Fund will concentrate more than 25% of its net assets in securities of issuers in real estate or related industries. With regard to issuers not in the real estate or related industries, the Fund will not invest as much as 25% of its net assets in securities of issuers in any one industry. As described in the prior section, the Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of its investment objective and its policy on industry concentration. This concentration policy will not limit the Fund's purchase of obligations issued by the U.S. Government and its agencies or instrumentalities, or cash equivalents (which will not be used to concentrate investments in a single industry other than real estate).

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY SECURITIES



Equity securities in which the Fund may invest include common stock, preferred stock, convertible preferred stock, convertible bonds and warrants.



--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS



The Fund is authorized to invest in the equity securities of real estate investment trusts or 'REITs.' A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the 'Code'). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 95% or more of its otherwise taxable income.



--------------------------------------------------------------------------------
FIXED INCOME SECURITIES


The Fund may invest a maximum of 25% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies, and preferred stock of such companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ('Moody's') or lower than BBB by Standard and Poor's Corporation ('S&P')) are sometimes referred to as 'high yield' or 'junk' bonds. Investors should consider the following risks associated with high yield, high risk securities before investing in the Fund.


High yield securities may be regarded as speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.



High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.


The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.



It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.


--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES



The Fund may invest a maximum of 15% of its net assets in restricted securities (securities which are not registered or which are not deemed to be readily marketable) and all other illiquid securities, including repurchase agreements with maturities of more than seven days. Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of, and in accordance with guidelines established by, the Board of Directors to determine whether there is a readily available market for such securities. Illiquid securities may include securities issued by certain REITs or other real estate companies that are not listed on a major stock exchange, options sold in the over-the-counter market, and forward foreign currency contracts which are not exchange traded.



Restricted or non-registered securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The Adviser will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


--------------------------------------------------------------------------------
FOREIGN SECURITIES



The Fund may invest up to 15% of total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. The Fund may be subject to additional investment risks for these securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.



--------------------------------------------------------------------------------
CASH RESERVES



The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If the investment adviser has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund's assets may also be invested temporarily in money market instruments. Cash reserves in excess of 35% of total assets will be maintained for defensive purposes only.



Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor such as the Fund purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for the Fund, the investment adviser will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.



Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's or Standard & Poor's, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market investment companies (limited to a maximum of 5% of total assets).



--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES



The Fund is authorized to use the following investment techniques, subject to the accompanying restrictions. Although these techniques or strategies are used regularly by some investment companies, the investment adviser expects that the Fund's use of these techniques will not be routine and will be limited to special situations.



--------------------------------------------------------------------------------
BORROWING



The Fund may borrow up to 30% of the value its assets to increase its holdings of portfolio securities. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's portfolio are disadvantageous from an investment standpoint. Leveraging by means of borrowing, which is deemed to be a speculative technique, may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value. Money borrowed also will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES



The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are listed on a national securities or commodities exchange. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.



The Fund may write a call or put option only if the option is 'covered.' This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains collateral consisting of cash or liquid portfolio securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.



--------------------------------------------------------------------------------
FUTURES CONTRACTS



The Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.



The Fund may use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission. The Fund will also be authorized to enter into such contracts and options for nonhedging purposes, for example, to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance of the Fund than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS



The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.



The Fund will enter into forward contracts under the following circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to 'lock in' the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when it is believed that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The second investment practice is generally referred to as 'cross-hedging.' The Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.



The Fund will not enter into forward foreign currency contracts if, as a result, the Fund will have more than 15% of the value of its net assets committed to the consummation of such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities.



--------------------------------------------------------------------------------
RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS


Options, futures, and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.



--------------------------------------------------------------------------------
SHORT SALES



The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

--------------------------------------------------------------------------------
RISK FACTORS



The risks related to the particular types of securities in which the Fund may invest and the investment techniques which it may use are discussed in the preceding sections describing those securities and techniques. In addition, the following general investment risks should be considered.



Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of companies engaged in the real estate industry or in businesses related to the real estate industry. Because the Fund will be concentrated in this industry, the Fund may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants and increase in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in many different industries.



Because the Fund may invest a substantial portion of its assets in REITs, the Fund may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.



Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the Fund's price per share will vary based upon general market conditions. There is no assurance that the investment objectives of the Fund can be achieved, and the value of your investment as a shareholder upon redemption may be more or less than the purchase price.



--------------------------------------------------------------------------------
DIVERSIFICATION AND PORTFOLIO TURNOVER




The Fund is non-diversified under the federal securities laws. As a non-diversified portfolio, there are no restrictions under the securities laws limiting the percentage of assets that may be invested in the securities of any one issuer. To the extent that the Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified. However, the Fund intends to qualify as a 'regulated investment company' under Subchapter M of the Code. See 'Taxation.' To qualify as such, the Fund must, among other things, satisfy certain asset diversification requirements.



The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% in normal circumstances. However, there generally are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.



--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


BOARD OF DIRECTORS


The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, sub-administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, to Cohen & Steers Capital Management, Inc., the Fund's investment adviser (the 'Adviser' or 'Cohen & Steers'), and to the Fund's administrator and sub-administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. The Directors and officers of the Fund and their principal occupations are set forth below.


Robert H. Steers, Chairman and Secretary, is the Chairman and one of the principals of the Adviser.



Martin Cohen, Director, President and Treasurer, is the President and one of the principals of the Adviser.



Gregory C. Clark, Director, is the principal of Wellspring Management Group.



George Grossman, Director, is an attorney at law in private practice.



Jeffrey H. Lynford, Director, is Chairman of Wellsford Group, Inc. and of Wellsford Residential Property Trust.



Willard H. Smith Jr., Director, is a board member of several REIT companies.



Elizabeth O. Reagan, Vice President, is a Senior Vice President of the Adviser.



Adam Derechin, Vice President and Assistant Treasurer, is a Vice President of the Adviser.



--------------------------------------------------------------------------------
THE ADVISER



Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. Cohen & Steers, a registered investment adviser, was formed in 1986 and is the leading U.S. manager of portfolios dedicated to investments in real estate investment trusts ('REITs'). Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Realty Shares, Inc., both of which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities. Its principal officers include Robert H. Steers, Chairman; and Martin Cohen, President. Mr. Cohen and Mr. Steers are responsible for the day-to-day management of the Fund's portfolio. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.

--------------------------------------------------------------------------------
INVESTMENT ADVISORY AGREEMENT




Pursuant to an investment advisory agreement (the 'Advisory Agreement') the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Adviser also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund. The Adviser provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a monthly management fee in an amount equal to 1/12th of 0.90% of the average daily net assets of the Fund (approximately 0.90% on an annual basis). This fee is higher than that incurred by most other investment companies.




In addition to the payments to the Adviser under the Advisory Agreement described above, the Fund pays certain other costs of its operations including
(a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) costs of maintaining the Fund's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities, and (j) upon the approval of the Board of Directors, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services. For the fiscal year ended December 31, 1997, the Fund's expenses, including the management fee, equalled 1.35% of the Fund's average net assets.



--------------------------------------------------------------------------------
YEAR 2000



Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by the Adviser, the Distributor or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the 'Year 2000 Problem.' The Adviser and the Distributor are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and the Adviser is taking steps to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR



The Adviser has entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.



In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain The Chase Manhattan Bank ('Chase') as sub-administrator under a mutual funds service agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. The Adviser remains responsible for monitoring and overseeing the performance by Chase and Chase Global Funds Services Company of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Directors.



Under the terms of the Sub-Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on the Fund's average daily net assets in excess of that amount. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE



Net asset value per share will be determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in the Fund's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange by adding the market value of all securities in the Fund's portfolio and other assets, subtracting liabilities, incurred or accrued, and dividing by the total number of the Fund's shares then outstanding.


For purposes of determining the Fund's net asset value per share, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.



Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.



--------------------------------------------------------------------------------
PURCHASE OF SHARES




Shares of the Fund may be purchased through Cohen & Steers Securities, Inc., the Fund's distributor and an affiliate of the Adviser, acting as agent for the Fund. The minimum initial investment is $10,000 per investor. The Fund reserves the right, at its sole discretion, to waive the minimum initial investment amount for certain investors. The Fund reserves the right to reject any purchase order. Shareholder accounts may be maintained through brokerage firms or other financial institutions ('financial intermediaries'). Financial intermediaries may impose their own minimum investment amounts and may make arrangements for their customers to purchase and redeem Fund shares by telephone, in which event a transaction fee may be charged by the intermediary (not by the Fund). The minimum for initial investments through such institutions may be as low as $2,000 per investor. Subsequent investments must be at least $500 except that if, as a result of redemption, the value of the investor's account is less than $10,000, the minimum subsequent investment is the amount necessary to increase the value of the investor's account to $10,000. Financial intermediaries, however, may impose different minimums for subsequent investments.



Orders for shares of the Fund will become effective at the net asset value per share next determined after receipt by Chase Global Funds Services Company, the Transfer Agent, of a check drawn on any bank or domestic savings institution or after receipt by the Chase Manhattan Bank, the Fund's custodian, of a bank wire or Federal Reserve Wire. Checks must be payable in United States dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares.



By investing in the Fund, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See 'Dividends and Distributions.' Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares. IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM. See 'Redemption of Shares -- Redemption by Mail' below.



Although the Fund is currently closed to new investors, existing shareholders of record are permitted to continue to authorize investment in the Fund and to reinvest dividends or capital gains distributions. Beginning September 6, 1998, the Fund will periodically re-evaluate whether to re-open the Fund to new investors.



--------------------------------------------------------------------------------
INITIAL PURCHASE BY WIRE



1. Telephone toll free from any continental state: (800) 437-9912 ((617) 557-8000 for Massachusetts residents). Give the name of the Fund, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.



2. Instruct the wiring bank to transmit the specified amount in federal funds ($10,000 or more) to the Custodian):

  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers Special Equity Fund, Inc.
  For further credit to: (Account name)
  Account Number:
  Wire Reference Control #:



3. Complete the Subscription Agreement included at the end of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208


--------------------------------------------------------------------------------
ADDITIONAL PURCHASES BY WIRE


1. Telephone toll free from any continental state: (800) 437-9912 ((617) 557-8000 for Massachusetts residents). Give the name of the Fund, the account number, the amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.


2. Instruct the wiring bank to transmit the specified amount in federal funds to the Custodian (minimum: $500 or, if greater, the amount necessary to increase the value of the investor's account to $10,000):

 The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers Special Equity Fund
  For further credit to: (Account Name)
  Account Number:
  Wire Reference Control #:

--------------------------------------------------------------------------------
INITIAL PURCHASE BY MAIL



1. Complete the Subscription Agreement included at the end of this Prospectus.


2. Mail the Subscription Agreement and a check for $10,000 or more, payable to the Fund, to the Transfer Agent at the address set forth above.

--------------------------------------------------------------------------------
ADDITIONAL PURCHASES BY MAIL


1. Make a check payable to the Fund (minimum: $500 or, if greater, the amount necessary to increase the value of the investor's account to $10,000). Write the shareholder's Fund account number on the check.


2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.


--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE



You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers as well as for shares of Cohen & Steers Vista Cash Management Fund, subject to any applicable initial sales charges. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charges.



An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. A shareholder wishing to utilize the exchange privilege should read the prospectus of the fund whose shares are being acquired. Certain dealers may limit or prohibit the right of shareholders to utilize the exchange privilege.



The Fund reserves the right to limit or terminate the exchange privilege as to any shareholder who makes exchanges more than four times a year. THE FUND CAN MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. There is no charge for the exchange privilege. For additional information concerning exchanges, or to effect exchanges, contact the Fund at
(800) 437-9912.



--------------------------------------------------------------------------------
REDEMPTION OF SHARES



Upon receipt by the Transfer Agent of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value, less any applicable redemption charge, as described below. See 'Determination of Net Asset Value.' Shareholders redeeming shares within 12 months of purchase will receive proceeds equal to 98% of the aggregate net asset value of the shares redeemed. Shares acquired through the reinvestment of dividends and distributions by the Fund will not be subject to any such redemption charge. For purposes of determining whether this redemption charge applies, shares acquired through the reinvestment of dividends and distributions will first be redeemed, and thereafter shares will be redeemed in the order that they were purchased.



--------------------------------------------------------------------------------
REDEMPTION BY TELEPHONE



You may submit redemption requests by telephone by calling Chase Global Funds Services Company at (800) 437-9912 ((617) 557-8000 for Massachusetts residents) and requesting that the proceeds be directed as indicated in the Subscription Agreement. Requests for redemption made by telephone will be accepted if a proper redemption request is received prior to 4:00 p.m., Eastern time. Shares will be redeemed at the net asset value determined as of the closing of trading on the New York Stock Exchange on that day, less any applicable redemption charge, as described above. If a proper request is received after 4:00 p.m. Eastern time, the shares will be redeemed as of the close of trading on the New York Stock Exchange on the next business day. You may not make a redemption request by telephone if the proceeds are to be wired or mailed to a bank account number or address other than the one specified on the Subscription Agreement. Such requests must be in writing accompanied by a signature guarantee. If you would like to change your wiring instructions or the address to which your check should be mailed, your written notification must be signed by all of the account's registered shareholders, accompanied by a signature guarantee and sent to Chase Global Funds Services Company, at the address listed above. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by Chase Global Funds Services Company. Telephone redemption privileges may be modified or suspended without notice during periods of drastic economic or market changes. TELEPHONE REDEMPTION PRIVILEGES MAY BE MODIFIED OR TERMINATED AT ANY TIME BY THE FUND UPON 30 DAYS NOTICE TO SHAREHOLDERS.



--------------------------------------------------------------------------------
REDEMPTION BY MAIL



Shares may be redeemed by submitting a written request for redemption to the Transfer Agent:



  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, Massachusetts 02208



A written redemption request must (i) state the number of shares or dollar amount to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Chase Global Funds Services Company together with a redemption request. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by Chase Global Funds Services Company. For redemptions made by corporations, executors, administrators or guardians, Chase Global Funds Services Company may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912. A redemption request will not be deemed to be properly received until Chase Global Funds Services Company receives all required documents in proper form.



--------------------------------------------------------------------------------
OTHER REDEMPTION INFORMATION



Checks for redemption proceeds will normally be mailed within five business days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been collected, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission (the 'SEC') has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.



A redemption is a taxable event which may result in a gain or loss for federal income tax purposes.



The Fund reserves the right to redeem upon not less than 30 days written notice the shares in an account that has a value of $2,000 or less as the result of voluntary redemption. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.



--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS



Dividends from the Fund's investment income will be declared and distributed semi-annually. Additional distributions may be made to satisfy certain annual distribution requirements. The Fund intends to distribute net realized capital gains, if any, at least annually although the Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of the Fund's distribution policies for the Fund and its shareholders, see 'Taxation.'



Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

--------------------------------------------------------------------------------
TAXATION


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


--------------------------------------------------------------------------------
FEDERAL INCOME TAXES


The Fund intends to elect and qualify annually to be treated as a regulated investment company under the Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes substantially all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.



Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the holding period for the assets giving rise to the capital gains), regardless of how long the shareholder has held Fund shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year the Fund will notify shareholders of the tax status of dividends and distributions.


Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, a shareholder may realize a capital gain or loss for federal income tax purposes. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the shareholder's holding period for the shares.)


The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Further information relating to tax consequences is contained in the Statement of Additional Information.



--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The Fund was incorporated on February 14, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of common stock, $0.001 par value (the 'Common Stock'). The Fund's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of the Fund's Common Stock. Each of the Fund's shares has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares of the Fund when duly issued will be fully paid and nonassessable. The rights of the holders of shares of common stock may not be modified except by the vote of a majority of the shares outstanding. The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.


The Fund is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

Chase, which has its principal business address at One Chase Manhattan Plaza, New York, New York 10081-1000, has been retained to act as Custodian of the Fund's investments and to serve as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.


--------------------------------------------------------------------------------
REPORTS TO SHAREHOLDERS

The fiscal year of the Fund ends on December 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

From time to time, the Fund may advertise its 'average annual total return' over various periods of time. This total return figure shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering 'average' total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use 'aggregate' total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine the Fund's performance.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

Any shareholder inquiries may be directed to the Fund at the address or telephone number listed on the back cover of this Prospectus. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. (http://www.sec.gov).

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
                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
 COHEN & STEERS SPECIAL EQUITY FUND, INC.

                                        SUBSCRIPTION AGREEMENT

--------------------------------------------------------------------------------



 1  ACCOUNT TYPE (Please print; indicate only one registration type)
[ ]        INDIVIDUAL OR JOINT ACCOUNT

                                                                             |  |  |  | - |  |  | - |  |  |  |  |
          -------------------------------------------------------------      ------------------------------------
          Name                                                               Social Security Number

           -----------------------------------------------------------
           Name of Joint Registrant, if any.

           (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ]        TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY


                                                                             |  |  |  | - |  |  | - |  |  |  |  |
           ----------------------------------------------------------------  ------------------------------------
           Name of Entity                                                    Tax Identification Number

           ----------------------------------------------------------------  ------------------------------------
           Name of Trust Agreement (if applicable)                           Date of Trust Agreement (if applicable)

[ ]        UNIFORM GIFT TO MINORS, OR    [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)

                                                                             Under the ______________________ (state of residence
           Name of Adult Custodian (only one permitted)                      of minor) Uniform Gifts/Transfer to Minor's Act


                                                                             |  |  |  | - |  |  | - |  |  |  |  |
--------------------------------------------------------------------------   -------------------------------------
           Name of Minor (only one permitted)                                Minor's Social Security Number

------------------------------------------------------------------------------------------------------------------
 2  MAILING ADDRESS
                                                                              (       )
 --------------------------------------------------------------------------   -------------------------------------
 Street or P.O. Box                                                           Home Telephone Number

                                                                              (       )
 --------------------------------------------------------------------------   -------------------------------------
 City and State                                  Zip Code                     Business Telephone Number

------------------------------------------------------------------------------------------------------------------
 3  INVESTMENT INFORMATION

   $___________________ Amount to invest ($10,000 minimum investment). Do not send cash. Investment will be paid for by
    (please check one):

      [ ] Check or draft made payable to 'Cohen & Steers Special Equity Fund, Inc.'

      [ ] Wire through the Federal Reserve System.*  __________________________________
                                                     Wire Reference Control Number

      * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire Reference Control Number.
        See the PURCHASE OF SHARES section of the Prospectus for wire instructions.

------------------------------------------------------------------------------------------------------------------
 4  EXCHANGE PRIVILEGES

    Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the EXCHANGE PRIVILEGE section of the Prospectus.
    (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

     [ ] I decline the exchange privilege.

                        PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

------------------------------------------------------------------------------------------------------------------
 5  REDEMPTION PRIVILEGES
    Shareholders may select the following redemption privileges by checking the box(es) below. See REDEMPTION OF
    SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

      [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

      [ ] I wish to have redemption proceeds paid by wire (please complete Section 7).

------------------------------------------------------------------------------------------------------------------
 6  DISTRIBUTION OPTIONS

    Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

    Dividends              [ ] Reinvest.       [ ] Pay in cash.

    Capital Gains          [ ] Reinvest.       [ ] Pay in cash.

    [ ] I wish to have my distributions paid by wire (please complete Section 7).

------------------------------------------------------------------------------------------------------------------
 7  BANK OF RECORD (FOR WIRE INSTRUCTIONS)

    PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

   ------------------------------------------------------    -----------------------------------------------------
   Bank Name                                                 Bank ABA Number

   ------------------------------------------------------    -----------------------------------------------------
   Street or P.O. Box                                        Bank Account Number

   ------------------------------------------------------    -----------------------------------------------------
   City and State                           Zip Code         Account Name


------------------------------------------------------------------------------------------------------------------
 8  SIGNATURE AND TAXPAYER CERTIFICATION

   By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal
   Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

   PLEASE CHECK ONE:

   [ ] U.S. CITIZEN/TAXPAYER

   UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER PROVIDED
   IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I/WE ARE EXEMPT FROM BACKUP
   WITHHOLDING, OR (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE SUBJECT
   TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED
   ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE
   CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON YOUR TAX RETURN,
   YOU MUST CROSS OUT ITEM 2 ABOVE.

   [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)

   INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES_________________________________

   UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS AS
   DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
   CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
   ---------------------------------------------------------------------------------------------------------------

   I certify that (1) the information provided on this Subscription Agreement is true, correct and complete, (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

  x                                             x
  -------------------------------     -------   ---------------------------------------        ----------
  Signature (Owner, Trustee, Etc.)    Date      Signature (Joint Owner, Co-Trustee)            Date


  Mail to: Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

____________________________________         ___________________________________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

----------------------------------------------------------
                               TABLE OF CONTENTS


                                                                                                             PAGE
                                                                                                             ----

Fee Table..................................................................................................    2
Financial Highlights.......................................................................................    3
Investment Objective and Policies..........................................................................    4
Types of Investments.......................................................................................    5
Investment Techniques......................................................................................    7
Risk Factors...............................................................................................   10
Diversification and Portfolio Turnover.....................................................................   10
Management of the Fund.....................................................................................   11
Determination of Net Asset Value...........................................................................   14
Purchase of Shares.........................................................................................   14
Exchange Privilege.........................................................................................   16
Redemption of Shares.......................................................................................   16
Dividends and Distributions................................................................................   18
Taxation...................................................................................................   18
Organization and Description of Capital Stock..............................................................   19
Custodian and Transfer and Dividend Disbursing Agent.......................................................   19
Reports to Shareholders....................................................................................   20
Performance Information....................................................................................   20
Additional Information.....................................................................................   20


                                     [Logo]

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                               INVESTMENT ADVISER
                    COHEN & STEERS CAPITAL MANAGEMENT, INC.
                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                           TELEPHONE: (212) 832-3232

                                 TRANSFER AGENT
                      CHASE GLOBAL FUNDS SERVICES COMPANY
                                 P.O. BOX 2798
                          BOSTON, MASSACHUSETTS 02208
                           TELEPHONE: (800) 437-9912
                                  MAY 1, 1998


____________________________________         ___________________________________

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (212) 832-3232
--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998


  Cohen & Steers Special Equity Fund, Inc. (the 'Fund') is a non-diversified, open-end management investment company that seeks maximum capital appreciation over the long-term through investment primarily in real estate oriented companies. Cohen & Steers Capital Management, Inc. serves as investment adviser
                (the 'Adviser' or 'Cohen & Steers') to the Fund.


 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED
  FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998 (THE 'PROSPECTUS'). THIS STATEMENT OF ADDITIONAL INFORMATION
  CONTAINS ADDITIONAL AND MORE DETAILED INFORMATION THAN THAT SET FORTH IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, ADDITIONAL
COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY WRITING OR CALLING THE FUND AT
                 THE ADDRESS AND TELEPHONE NUMBER GIVEN ABOVE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----

Additional Information About Investment Restrictions and Policies..............................    3
Additional Information About Investment Techniques.............................................    4
Portfolio Turnover.............................................................................    8
Management of the Fund.........................................................................    8
Determination of Net Asset Value...............................................................   12
Redemption of Shares...........................................................................   12
Portfolio Transactions and Brokerage...........................................................   13
Taxation.......................................................................................   14
Organization and Description of Capital Stock..................................................   20
Distributor....................................................................................   21
Custodian and Transfer and Dividend Disbursing Agent...........................................   21
Performance Information........................................................................   21
Legal Matters..................................................................................   22
Accountants....................................................................................   22
Financial Statements...........................................................................   22

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT INVESTMENT RESTRICTIONS AND POLICIES

Cohen & Steers Special Equity Fund, Inc. (the 'Fund') is a registered open-end management investment company. The fundamental investment objective and the general investment policies and investment techniques are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

(1) Borrow money, except that it may borrow from banks to increase its holdings of portfolio securities in an amount not to exceed 30% of the value of its total assets and may borrow for temporary or emergency purposes from banks and entities other than banks in an amount not to exceed 5% of the value of its total assets; provided that aggregate borrowing at any time may not exceed 30% of the Fund's total assets;

(2) Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

(3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

(4) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities:

(5) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

(6) Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

(7) Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

(8) Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

(9) Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

(10) Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

(11) Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

(12) Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

(13) Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

Fundamental Investment Restrictions. The Investment Objective and Policies set forth in the Prospectus and the Investment Restrictions numbered 1 through 6 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the '1940 Act'), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority' means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT INVESTMENT TECHNIQUES

The following sections provide expanded discussion of several of the types of investments and investment techniques which may be used by the Fund.

Real Estate Investment Trusts. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of equity REITs.

Futures Contracts. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for nonhedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

Options on Securities and Stock-Indices. The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the investment adviser are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Foreign Currency Contracts and Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ('foreign currency futures'). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of currency futures will usually depend on the investment adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER


The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% in normal circumstances. However, there generally are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.


--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND


The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such director and officer is also a director or officer of Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies sponsored by the investment adviser, and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Realty Shares, Inc., both of which are open-end investment companies also sponsored by the investment adviser.



    NAME AND ADDRESS AND AGE              OFFICE                  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------   -------------------  -------------------------------------------------------------------

*Robert H. Steers ...............   Director, Chairman   Chairman of Cohen & Steers Capital Management, Inc., the Fund's
  757 Third Avenue                  and Secretary        investment adviser. Chairman and President of Cohen & Steers
  New York, New York                                       Securities, Inc.
  Age: 45

*Martin Cohen ...................   Director, President  President of Cohen & Steers Capital Management, Inc., the Fund's
  757 Third Avenue                  and Treasurer        investment
  New York, New York                                       adviser. Vice President of Cohen & Steers Securities, Inc.
  Age: 49

Gregory C. Clark ................   Director             Principal of Wellspring Management Group.
  376 Mountain Laurel Drive
  Aspen, Colorado
  Age: 51

George Grossman .................   Director             Attorney at law.
  17 Elm Place
  Rye, New York
  Age: 44

Jeffrey H. Lynford ..............   Director             Chairman of Wellsford Group Inc. since 1986 and of Wellsford
  610 Fifth Avenue                                       Residential Property Trust from 1992 to May 1997. Mr. Lynford is
  New York, New York                                       also a Trustee of Equity Residential Properties Trust and an
  Age: 50                                                  Emeritus Trustee of the National Trust for Historic Preservation.

Willard H. Smith Jr. ............   Director             Board member Essex Property Trust, Inc., Highwoods Properties,
  7 Slayton Drive                                        Inc., Realty Income Corporation and Willis Lease Finance
  Short Hills, New Jersey                                  Corporation. Managing director at Merrill Lynch & Co., Equity
  Age: 61                                                  Capital Markets Division from 1983 to 1995.

    NAME AND ADDRESS AND AGE              OFFICE                  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------   -------------------  -------------------------------------------------------------------
Elizabeth O. Reagan .............   Vice President       Senior Vice President of Cohen & Steers Capital Management, Inc.,
  757 Third Avenue                                       the Fund's investment adviser, since 1996 and prior to that Vice
  New York, New York                                       President of Cohen & Steers Capital Management, Inc. Ms. Reagan
  Age: 35                                                  is also Vice President of Cohen & Steers Securities, Inc.

Adam Derechin ...................   Vice President and   Vice President of Cohen & Steers Capital Management, Inc., the
  757 Third Avenue                  Assistant Treasurer  Fund's investment adviser, since 1995.
  New York, New York
  Age: 33


------------

* Directors who are 'interested persons' of the Fund, as defined in the Investment Company Act of 1940.

The Directors of the Fund who are employees of the investment adviser or officers or employees of any of its affiliates receive no remuneration from the Fund. Each of the other Directors is paid an annual retainer of $5,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings.

--------------------------------------------------------------------------------
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS


The following table sets forth information regarding estimated compensation of Directors by the Fund and by the fund complex of which the Fund is a part for the Fund's current fiscal year. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment Company. In the Column headed 'Total Compensation to Directors by Fund Complex,' the compensation paid to each Director represents the five funds that each Director serves in the fund complex. The Directors do not receive any pension or retirement benefits from the fund complex.



                                                   COMPENSATION TABLE
                                          FISCAL YEAR ENDED DECEMBER 31, 1997
                                                                                                              TOTAL
                                                                                          AGGREGATE       COMPENSATION
                                                                                         COMPENSATION        PAID TO
                                                                                             FROM         DIRECTORS BY
                               NAME OF PERSON, POSITION                                   REGISTRANT      FUND COMPLEX
--------------------------------------------------------------------------------------   ------------    ---------------

Gregory C. Clark*, Director...........................................................      $6,125           $31,458
Martin Cohen**, Director and President................................................           0                 0
George Grossman*, Director............................................................       6,125            31,458
Jeffrey H. Lynford*, Director.........................................................       6,125            31,458
Willard H. Smith Jr.*, Director.......................................................       6,125            31,458
Robert H. Steers*, Director and Chairman..............................................           0                 0


------------

 * Member of the Audit Committee.

** 'Interested person,' as defined in the Investment Company Act of 1940, of the Fund because of the affiliation with Cohen & Steers Capital Management, Inc., the Fund's investment adviser.

--------------------------------------------------------------------------------
ADVISER AND INVESTMENT ADVISORY AGREEMENT


Cohen & Steers Capital Management, Inc. (the 'Adviser' or 'Cohen & Steers'), a registered investment adviser, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans of leading corporations, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Realty Shares, Inc., both of which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.


Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being sold there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.


Under the Advisory Agreement, the Fund will pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.90% of the average daily value of the net assets of the Fund (approximately 0.90% on an annual basis). During the period from May 8, 1997 (commencement of operations) through December 31, 1997, the Adviser received a management fee from the Fund in the amount of $484,023.


The Adviser also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Adviser is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Adviser or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Adviser or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Adviser or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

The Advisory Agreement was approved on March 12, 1997 by the Fund's Directors, including a majority of the Directors who are not interested persons as defined in the Investment Company Act of 1940, as amended (the '1940 Act'), of the Fund or the Adviser.

The Advisory Agreement continues in effect from year to year, provided that its continuance is specifically approved annually by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.


The Advisory Agreement is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by the Adviser on 60 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.


--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser has entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.



In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain The Chase Manhattan Bank ('Chase') as sub-administrator under a mutual funds service agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. The Adviser remains responsible for monitoring and overseeing the performance by Chase and Chase Global Funds Services Company of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on the Fund's average daily net assets in excess of that amount. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'


During the period from May 8, 1997 (commencement of operations) through December 31, 1997, the Adviser received administration fees from the Fund in the amount of $10,756, and Chase received sub-administration fees from the Fund in the amount of $56,663.



The Administration Agreement is terminable by either party on 60 days written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.


--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE

Net asset value per share is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to affect materially the Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Years' Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the 'Holidays'). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus under 'Determination of Net Asset Value'), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Adviser's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Adviser may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.


For the period May 8, 1997 (commencement of operations) through December 31, 1997, the Fund paid a total of $473,887 in brokerage commissions with respect to portfolio transactions aggregating $257,314,912. Of such amount, $0 in brokerage commissions with respect to portfolio transactions aggregating $0 was placed with brokers or dealers who provide research and investment information. The Fund's portfolio turnover rate for the fiscal period ended December 31, 1997 was 96.7%.

--------------------------------------------------------------------------------
TAXATION


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the 'Code'), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


--------------------------------------------------------------------------------
TAXATION OF THE FUND


The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.



To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.


As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

--------------------------------------------------------------------------------
DISTRIBUTIONS


Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the holding period for the assets giving rise to the capital gains), regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date.


Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.


--------------------------------------------------------------------------------
SALE OR EXCHANGE OF SHARES



Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, a shareholder may realize a capital gain or loss for federal income tax purposes. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the shareholder's holding period for the shares). A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.



If a shareholder exchanges shares in the Fund for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to tax basis in determining gain or loss for federal income tax purposes. Instead, the sales charge for the exchanged Fund shares shall be added to basis for purposes of determining gain or loss on the disposition of the newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

--------------------------------------------------------------------------------
ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

--------------------------------------------------------------------------------
MARKET DISCOUNT BONDS

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

--------------------------------------------------------------------------------
OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.


Certain options, futures contracts and forward contracts in which the Fund may invest may be 'Section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ('60/40'); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as through they were realized.

Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.


Newly enacted Section 1259 of the Code causes certain hedging transactions to be treated as 'constructive sales.' If the Fund enters into hedging transactions which reduce or eliminate its risk of loss with respect to appreciated financial positions while holding substantially identical property and the new constructive sales rules apply, the Fund will be as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.


--------------------------------------------------------------------------------
CURRENCY FLUCTUATIONS -- 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as 'section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary Income.

--------------------------------------------------------------------------------
INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts ('REITs') that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Adviser does not intend to invest a substantial portion of the Fund's assets in REITs which hold residual interest in REMICs.

--------------------------------------------------------------------------------
PASSIVE FOREIGN INVESTMENT COMPANIES


The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ('PFICs'). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called 'excess distribution' with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.



The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


--------------------------------------------------------------------------------
FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

--------------------------------------------------------------------------------
FOREIGN SHAREHOLDERS


U.S. taxation of income from the Fund to a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.


Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts,' above)), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation -- Backup Withholding,' above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.



--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


The Fund was incorporated on February 14, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of Common Stock, $0.001 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would he governed by the 1940 Act and Maryland law.

--------------------------------------------------------------------------------
DISTRIBUTOR

Cohen & Steers Securities, Inc., an affiliate of the Adviser, serves without charge as the Distributor of shares of the Fund. Cohen & Steers Securities, Inc. is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


Chase, which has its principal business at One Chase Manhattan Plaza, New York, New York 10081-1000 has been retained to act as Custodian of the Fund's investments. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

From time to time, the Fund may quote the Fund's total return in advertisements or in reports and other communications to shareholders. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                              P(1 + T)'pp'n = ERV

Where: P          =      a hypothetical initial payment of $1,000
       T          =      average annual total return
       n          =      number of years
       ERV        =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or
                         10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURN

The Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                     P

Where: P          =      a hypothetical initial payment of $1,000.
       ERV        =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or
                         10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                  a - b
                               2[(cd+1)'pp'6-1]
                                 -------
                                   cd

Where: a          =      dividends and interest earned during the period,
       b          =      expenses accrued for the period (net of reimbursements),
       c          =      the average daily number of shares outstanding during the period that were entitled to receive dividends, and
       d          =      the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
LEGAL MATTERS

Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Dechert Price & Rhoads, 30 Rockefeller Plaza, New York, New York 10112.

--------------------------------------------------------------------------------
ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019 have been appointed as independent accountants for the Fund.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS



The Fund's audited financial statements for the year ended December 31, 1997, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated December 31, 1997.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

          Included in Part A of the Registration Statement:


            Condensed Financial Information.


          Included in Part B of the Registration Statement:


               Financial Statements for the fiscal year ended December 31, 1997, including notes thereto, are incorporated by reference in the Statement of Additional Information from the Fund's Annual Report dated as of December 31, 1997.


          Included in Part C of the Registration Statement:

          None.

     (b) Exhibits

           1. Articles of Incorporation*

           2. By-Laws*

           3. Not Applicable

           4. Specimen certificate for common stock, par value $.001 per share**

           5. Form of Investment Advisory Agreement*

           6. Distribution Agreement**

           7. Not Applicable

           8. Form of Domestic Custody Agreement**

           9. (A) Administration Agreement*

              (B) Mutual Fund Services (Sub-Administration) Agreement**

          10. Opinion and Consent of Dechert Price & Rhoads**


          11. Consent of Independent Certified Public Accountants


          12. Not Applicable

          13. Investment Representation Letter***



          14. Not Applicable


          15. Not Applicable

          16. Not Applicable


          17. Financial Data Schedule


          18. Powers of Attorney**

------------

  * Filed with initial registration statement on February 19, 1997.

 ** Filed with Pre-Effective Amendment No. 1 dated April 9, 1997.


*** Filed with Post-Effective Amendment No. 1 dated October 22, 1997.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of March 31, 1998, there were 3,090 record holders of shares of the Registrant.


ITEM 27. INDEMNIFICATION

     It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article SEVENTH, Section 7.4 of Registrant's Articles of Incorporation, filed as Exhibit 1, and Article VIII of the Registrant's By-laws filed as Exhibit 2, all set forth below. The liability of the Registrant's directors and officers is dealt with in Article SEVENTH, Section 7.4 of Registrant's Articles of Incorporation and Article VIII, Section 1 through Section 6, of the Registrant's By-laws, as set forth below. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment adviser (the 'Adviser'), for any loss suffered by the Registrant or its shareholders is set forth in Section of the Investment Advisory Agreement filed as Exhibit 5 to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant's administrator (the 'Administrator'), for any loss suffered by the Registrant or its shareholders is set forth in Section of the Administration Agreement filed as Exhibit 9 to this Registration Statement.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The descriptions of the Adviser under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Mr. Robert H. Steers, Director and Chairman of the Adviser, and Mr. Martin Cohen, Director and President of the Adviser, have had no other business connections of a substantial nature during the past two fiscal years.

     Cohen & Steers Capital Management, Inc. acts as investment adviser to, in addition to the Registrant, the following investment companies:


          Cohen & Steers Equity Income Fund, Inc.


          Cohen & Steers Realty Shares, Inc.

          Cohen & Steers Realty Income Fund, Inc.

          Cohen & Steers Total Return Realty Fund, Inc.

          Frank Russell  Investment Management  Company Real  Estate  Securities
     Fund

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Cohen & Steers Securities, Inc. is the principal underwriter for the Registrant.

     (b) The following are directors and officers of Cohen & Steers Securities, Inc. the principal address of these persons is 757 Third Avenue, New York, New York 10017.


                                         POSITION AND                   POSITIONS AND
             NAME                  OFFICES WITH DISTRIBUTOR        OFFICES WITH REGISTRANT
------------------------------  ------------------------------  ------------------------------

Robert H. Steers..............  President and Chairman of the   Chairman, Director
                                  Board
Martin Cohen..................  Senior Vice President           President, Director


     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained as follows:

     Journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081-1000. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.


ITEM 31. MANAGEMENT SERVICES


     Not Applicable


ITEM 32. UNDERTAKINGS


     The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of April, 1998.


                                          COHEN &  STEERS SPECIAL  EQUITY  FUND,
                                          INC.
                                          By           /s/ MARTIN COHEN
                                             ...................................
                                                        MARTIN COHEN
                                                         PRESIDENT


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the date indicated.



                SIGNATURE                                      TITLE                              DATE
------------------------------------------  --------------------------------------------   -------------------

             /s/ MARTIN COHEN               Director, President and Treasurer                April 21, 1998
 .........................................
              (MARTIN COHEN)

           /s/ ROBERT H. STEERS             Director, Chairman and Secretary                 April 21, 1998
 .........................................
            (ROBERT H. STEERS)

                    *                       Director                                         April 21, 1998
 .........................................
            (GREGORY C. CLARK)

                    *                       Director                                         April 21, 1998
 .........................................
            (GEORGE GROSSMAN)

                    *                       Director                                         April 21, 1998
 .........................................
           (JEFFREY H. LYNFORD)

                    *                       Director                                         April 21, 1998
 .........................................
          (WILLARD H. SMITH JR.)

       * By:       /s/ MARTIN COHEN
 .........................................
             ATTORNEY-IN-FACT

Exhibits


11      Consent of Independent Certified Public Accountants
17      Financial Data Schedule




                          STATEMENT OF DIFFERENCES
                          ------------------------


Characters normally expressed as superscript shall be preceded by.....  'pp'